Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Book value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Financial assets	€ 5,057	€ 4,960	€ 1,067	€ 1,878	€ 144
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets			1,067	1,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	762	405
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	254	208
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,041	4,347
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			5,184	4,964
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	5,329
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	5,057		4,960	4,002
Equity investments [member] (IFRS 7) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	254
Equity investments [member] (IFRS 7) | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	805		146	80
Cash collateral paid [member]
Disclosure of financial assets [line items]
Financial assets	553	695
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			695	77
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	553
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2,683	€ 2,647	2,647	1,576
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			405	391
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	5,081		5,333	6,266
IFRS Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	2,558
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 2,523		3,166	3,942
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			€ 2,167	€ 2,324